Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 51,932	$ 58,024
Marketing suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	23,491	20,212
Unbilled suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	17,039	15,868
Other suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 11,402	$ 21,944